Provision for Reclamation Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Provision for Reclamation Liabilities [Abstract]
Schedule of Provision for Reclamation Liabilities
($000s)	December 31, 2024	December 31, 2023
Beginning of the year	7,435	10,846
Disbursements	(843)	(3,664)
Environmental rehabilitation expense	450	-
Accretion	250	253
End of the year	7,292	7,435

Provision for reclamation liabilities – current	1,750	759
Provision for reclamation liabilities – long-term	5,542	6,676
	7,292	7,435